FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Other comprehensive income, before tax, cash flow hedges	$ (16)	$ (42)	$ (265)	$ (55)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(4)	(6)	130	(29)
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,330		1,330		$ 1,051
Financial liabilities (current and non-current)	759		759		490
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	127		127		363
Hedges of net investment in foreign operations | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	52		52		$ 46
Settlements, fair value measurement, liabilities	$ 1	$ 37	$ 83	$ 36